capital structure financial policies (Details) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Components of debt and coverage ratios
Net debt	$ 21,693	$ 18,169	$ 21,693	$ 18,169	$ 21,693		$ 18,169
EBITDA - excluding restructuring and other costs			3,230	2,991	6,715	$ 6,476	5,846
Net interest cost (Note 9)			379	397	$ 755		$ 786
Debt ratio
Net debt to EBITDA - excluding restructuring and other costs					3.23		3.11
Coverage ratios
Earnings coverage ratio					4.2		3.2
EBITDA - excluding restructuring and other costs interest coverage ratio					8.9		7.4
Net debt and total capitalization
Long-term debt	21,628	19,932	21,628	19,932	$ 21,628	20,852	$ 19,932
Debt issuance costs netted against long-term debt	100	100	100	100	100		100
Derivative (assets) liabilities, net	(172)	62	(172)	62	(172)		62
Accumulated other comprehensive income amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt - excluding tax effects	240	158	240	158	240		158
Cash and temporary investments, net	(382)	(2,183)	(382)	(2,183)	(382)	(723)	(2,183)		$ (774)	$ (1,903)	$ (848)
Short-term borrowings	279	100	279	100	279	114	100
Net debt	21,693	18,169	21,693	18,169	21,693		18,169
Common equity	15,716	14,756	15,716	14,756	15,716	15,116	14,756
Non-controlling interests	964	894	964	894	964	943	894
Less: accumulated other comprehensive income included above in common equity and non-controlling interests	(201)	(130)	(201)	(130)	(201)	(186)	(130)		$ (213)	$ (147)	$ (135)
Total managed capitalization	38,172	33,689	38,172	33,689	38,172		33,689
Calculation of EBITDA - excluding restructuring and other costs
EBITDA	1,593		3,162	2,912	6,540	6,290		$ 5,638
Restructuring and other costs	29	38	68	79	175	186
EBITDA - excluding restructuring and other costs			3,230	2,991	$ 6,715	$ 6,476	$ 5,846
Changes in debt and coverage ratios
Net debt to EBITDA - excluding restructuring and other costs					3.23		3.11
Net debt to operating cash flow ratio maximum					4.25
Proceeds from issuing shares				1,300
Earnings Coverage Ratio					4.2		3.2
Increase (decrease) in earnings coverage ratio due to an (increase) decrease in borrowing costs					(0.1)
Increase (decrease) in earnings coverage ratio due to an increase (decrease) in income before borrowing costs and income taxes					1.1
EBITDA - excluding restructuring and other costs interest coverage ratio					8.9		7.4
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an increase (decrease) in EBITDA					1.1
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an (increase) decrease in net interest costs					0.4
Dividend payout ratio
Ratio of TELUS Corporation Common Share dividends declared to cash provided by operating activities - less capital expenditures (excluding spectrum licences)					133.00%		111.00%
TELUS Corporation Common Share dividend payout ratio - net of dividend reinvestment plan effects					224.00%		138.00%
TELUS Corporation Common Share dividends declared					$ 1,796		$ 1,609
Amount of TELUS Corporation Common Share dividends declared reinvested in TELUS Corporation Common Shares					(644)		(600)
TELUS Corporation Common Share dividends declared - net of dividend reinvestment plan effects					$ 1,152		$ 1,009
Calculation of adjusted net earnings attributable to Common Shares
Effect of the accelerated capital expenditures program			$ 1,173
Dividend payout ratio excluding the effects of the accelerated capital expenditures program.			56.00%
Minimum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs					2.20
Dividend payout ratio
Target dividend payout ratio, (as a per cent)					60.00%		60.00%
Target ratio from free cash flow					60.00%
Maximum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs					2.70
Dividend payout ratio
Target dividend payout ratio, (as a per cent)					75.00%		75.00%
Target ratio from free cash flow					75.00%
Common equity
Net debt and total capitalization
Less: accumulated other comprehensive income included above in common equity and non-controlling interests	$ (235)	$ (130)	$ (235)	$ (130)	$ (235)		$ (130)